Share-based payments - General and Administrative Expenses and Game Operating Cost (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total recorded expenses	$ 964	$ 315	$ 2,029	$ 705
Increase in Other reserves	2,029	73	2,029	73
Liabilities related to share based		632		632
Liabilities related to non share based				254
Game operating cost
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total recorded expenses	32		64
Selling and marketing expenses
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total recorded expenses	65		129
General and administrative expenses
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total recorded expenses	867	315	1,836	705
Class B complex vesting
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total recorded expenses	150		398
Employee stock option plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total recorded expenses	$ 814		$ 1,631
Complex vesting conditional upon listing
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total recorded expenses		$ 315		$ 705